GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS U.S. High Income ETF

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 72.66%
Capital Markets - 25.54%
Bain Capital Specialty Finance, Inc.	112,717	$1,343,587
Barings BDC, Inc.	173,517	1,377,725
Capital Southwest Corp.	82,783	1,471,882
FS KKR Capital Corp.	80,742	1,493,727
Goldman Sachs BDC, Inc.	98,942	1,350,558
Golub Capital BDC, Inc.	107,800	1,461,768
New Mountain Finance Corp.	116,153	1,413,582
Oaktree Specialty Lending Corp.	69,236	1,299,560
Sixth Street Specialty Lending, Inc.	80,834	1,479,262
SLR Investment Corp.	100,928	1,517,957
Total Capital Markets		14,209,608
Energy Equipment & Services - 2.77%
USA Compression Partners LP(a)	72,965	1,541,750
Equity Real Estate Investment Trust (REIT) - 4.73%
Alexander’s, Inc.	6,366	1,233,413
Global Net Lease, Inc.	108,632	1,397,008
Total Equity Real Estate Investment Trust (REIT)		2,630,421
Health Care REITs - 9.42%
LTC Properties, Inc.	38,507	1,352,751
Medical Properties Trust, Inc.	131,064	1,077,346
Omega Healthcare Investors, Inc.	49,981	1,369,979
Physicians Realty Trust	96,636	1,442,774
Total Health Care REITs		5,242,850
Office REITs - 6.53%
Brandywine Realty Trust	230,597	1,090,724
Easterly Government Properties, Inc.	101,729	1,397,756
Piedmont Office Realty Trust, Inc., Class A	157,249	1,147,918
Total Office REITs		3,636,398
Oil, Gas & Consumable Fuels - 21.21%
Black Stone Minerals LP(a)	83,076	1,303,462
Crestwood Equity Partners LP	52,299	1,303,814
Dorchester Minerals LP	48,136	1,458,040
Energy Transfer LP(a)	117,904	1,470,263
Enterprise Products Partners LP	59,828	1,549,546
Kimbell Royalty Partners LP	84,418	1,285,686
Magellan Midstream Partners LP	8,648	469,240
MPLX LP(a)	43,554	1,500,436
Sunoco LP(a)	33,205	1,457,367
Total Oil, Gas & Consumable Fuels		11,797,854
Specialized REITs - 2.46%
EPR Properties	35,897	1,367,676
TOTAL COMMON STOCKS
(Cost $39,313,978)		40,426,557

Investments	Shares	Value
INVESTMENT COMPANIES - 25.68%
BlackRock Debt Strategies Fund, Inc.	150,049	$1,426,966
BlackRock Enhanced Equity Dividend Trust	165,758	1,423,861
BlackRock Income Trust, Inc.	112,807	1,420,240
Blackstone Long-Short Credit Income Fund	130,217	1,420,667
Eaton Vance Floating-Rate Income Trust	126,703	1,458,351
Franklin, Ltd. Duration Income Trust	228,725	1,413,521
Invesco Senior Income Trust	376,723	1,386,341
MFS Intermediate Income Trust	504,999	1,398,847
Nuveen Credit Strategies Income Fund	277,352	1,417,269
Saba Capital Income & Opportunities Fund	186,617	1,520,929
TOTAL INVESTMENT COMPANIES
(Cost $14,777,104)		14,286,992
TOTAL INVESTMENTS - 98.34%
(Cost $54,091,082)		$54,713,549
Other Assets In Excess Of Liabilities - 1.66%		926,081

NET ASSETS (100.00%)		$55,639,630

(a)	Master Limited Partnership (“MLP”).

GraniteShares HIPS U.S. High Income ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$40,426,557	$–	$–	$40,426,557
Investment Companies	14,286,992	–	–	14,286,992
Total	$54,713,549	$–	$–	$54,713,549

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2023 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.